Federated Hermes Government Obligations Tax-Managed Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Service Shares [Member] | SS
Prospectus [Line Items]
Average Annual Return, Percent	3.88%	2.92%	1.85%